Fair Value of Financial Assets and Liabilities-Offsetting of financial assets and liabilities (Details) - Derivatives - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Effect of offsetting on assets balance sheet
Gross amount	$ 1,513,947	$ 1,247,941
Net amounts reported on the balance sheet	1,513,947	1,247,941
Related amount not offset
Financial Instruments	(1,007,130)	(600,439)
Financial Collateral	(30,036)	(34,212)
Net amount	476,781	613,290
Effect of offsetting on liabilities balance sheet
Gross amount	1,528,234	1,392,995
Net amounts reported on the balance sheet	1,528,234	1,392,995
Related amount not offset
Financial Instruments	(1,007,130)	(600,439)
Financial Collateral	(233,450)	(83,523)
Net amount	$ 287,654	$ 709,033